Goodwill and Other Acquired Intangible Assets - Schedule of Definite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	$ 129,163	$ 75,412
Accumulated Amortization	(53,006)	(53,251)
Net Carrying Amount	76,157	22,161
Core deposit intangible assets
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	127,957	74,001
Accumulated Amortization	(51,971)	(52,165)
Net Carrying Amount	75,986	21,836
Customer relationship intangible asset
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	1,143	1,348
Accumulated Amortization	(996)	(1,064)
Net Carrying Amount	147	284
Non-compete agreement
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	63	63
Accumulated Amortization	(39)	(22)
Net Carrying Amount	$ 24	$ 41